SHARE CAPITAL (Tables)	6 Months Ended
Jun. 30, 2025
Share Capital
SCHEDULE OF STOCK OPTIONS OUTSTANDING

A summary of the stock options outstanding for the six months ended June 30, 2025 are summarized as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2024	0.44	2,431,400
Granted during the period	0.40	1,154,100
Cancelled during the period	(0.84)	1,823,000

Outstanding at December 31, 2024	-	$-
Granted during the period	-	-
Cancelled during the period	-	-
Outstanding at June 30, 2025	-	-
Exercisable at June 30, 2025	-	-

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS

Details of the fair value of options granted and the assumptions used in the Black-Scholes option pricing model are as follows:

December 31, 2024
Weighted average fair value of options granted	$0.57
Risk-free interest rate	3.4%
Estimated life (in years)	5
Expected volatility	108.75%
Expected dividend yield	0%